Trade and Other Receivables and Prepayments, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade and Other Receivables and Prepayments, Net	TRADE RECEIVABLES, NET
The aging analysis of trade receivables, net of provision for expected credit losses of US$112 million (as at December 31, 2019: US$106 million), is as follows:

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$107	$259
31–60 days	4	42
61–90 days	2	26
Over 90 days	116	73
	$229	$400

Trade receivables mainly consist of casino receivables. Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement.
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET

		December 31,
		2018	2019
	Note	(US$ in millions)
Trade receivables		$461	$506
Less: provision for expected credit losses		(94)	(106)
Trade receivables, net	18(a)	367	400
Other receivables		60	56
Prepayments		41	49
Deferred rent		81	81
Less: amortization of deferred rent		(46)	(50)
provision for doubtful deferred rent		(4)	(3)
Prepayments, net		72	77
Trade and other receivables and prepayments, net		499	533
Less: non-current portion:
prepayments		(3)	(6)
deferred rent		(19)	(17)
		(22)	(23)
Current portion		$477	$510

Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
18.TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET (CONTINUED)
The trade and other receivables, net of provision for expected credit losses, are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
HK$	$341	$386
US$	57	52
MOP	29	18
	$427	$456

(a)Trade receivables, net
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2018	2019
	(US$ in millions)
0 - 30 days	$236	$259
31 - 60 days	39	42
61 - 90 days	28	26
Over 90 days	64	73
	$367	$400

The carrying values of trade receivables approximate their fair values at each balance sheet date. The maximum exposure to credit risk is the fair values of trade receivables at each balance sheet date.
Trade receivables are comprised of casino, mall and hotel receivables. The Group extends credit to approved customers and gaming promoters following background checks and investigations of creditworthiness. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Trade receivables mainly consist of casino receivables. Credit is granted to certain gaming promoters on a revolving basis. All gaming promoter credit lines are generally subject to monthly review and regular settlement procedures to evaluate the current status of liquidity and financial health of these gaming promoters. Credit is granted based on the performance and financial background of the gaming promoter and, if applicable, the gaming promoter’s guarantor(s). Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement. The Group generally does not charge interest for credit granted, but requires a personal check or other acceptable forms of security.
18.TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET (CONTINUED)
(a)Trade receivables, net (continued)
The Group maintains a provision for expected credit losses on casino, mall and hotel receivables and regularly evaluates the balances. The Group specifically analyzes the collectability of each account with a significant balance, based upon the aging of the account, the customer’s financial condition, collection history and any other known information, and the Group makes an allowance for trade receivables. The Group also monitors regional and global economic conditions and forecasts in its evaluation of the adequacy of the recorded provisions. Table games play is primarily cash play, as credit play represented approximately 15.3% and 14.7% of total table games play for the years ended December 31, 2018 and 2019, respectively. The credit extended to gaming promoters and premium players can be offset by the commissions payable to and front money deposited by these gaming promoters, which is considered in the establishment of the provision for expected credit losses.
The Group currently has a legally enforceable right to offset the commissions payable and front money deposits against the casino receivables and intends to settle on a net basis. As at December 31, 2018 and 2019, a gross amount of casino receivables after provision for expected credit losses of US$442 million and US$374 million, respectively, was offset by commissions payable and front money deposits in an aggregate amount of US$191 million and US$78 million, respectively, resulting in net amounts of casino receivables after provision for expected credit losses of US$251 million and US$296 million, respectively.
There is a concentration of credit risk related to net casino receivables as 33.3% and 41.9% of the casino receivables as at December 31, 2018 and 2019, respectively, were from the top five customers. Other than casino receivables, there is no other concentration of credit risk with respect to trade receivables as the Group has a large number of customers. The Group believes the concentration of its credit risk in casino receivables is mitigated substantially by its credit evaluation process, credit policies, credit control and collection procedures, and also believes that there are no significant credit risk inherent in the Group’s trade receivables that has not been provided for as at December 31, 2018 and 2019.
As at December 31, 2018 and 2019, included in the Group’s trade receivables balance are debtors with aggregate carrying amount of US$247 million and US$288 million, respectively, which are past due as at the reporting date. The Directors of the Company are in the view there have been no significant increase in credit risk nor default because these relate to a number of independent customers that are either active and or have a good track record and established creditworthiness with the Group.
As at December 31, 2018 and 2019, except for credit impaired balances and outstanding significant balances with gross amount of US$167 million and US$120 million, respectively, that have been assessed individually, as part of the Group’s credit risk management, the Group uses debtors’ aging to assess the impairment for its customers because these remaining customers consist of a large number of small customers with common risk characteristics representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.
18.TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET (CONTINUED)
(a)Trade receivables, net (continued)
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2018 and 2019 within lifetime ECL.

		December 31,
		2018	2019
Provision matrix – debtors' aging	Average loss rate	(US$ in millions)
Current (not past due)	—	$86	$169
1-90 days past due	2% - 10%	102	97
91-360 days past due	15% - 25%	56	62
More than 360 days past due	50% - 100%	50	58
		$294	$386

The average loss rates are estimated based on historical observed default rates over the expected life of the receivable balance and are adjusted for forward-looking information available without undue cost or effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2018	2019
	(US$ in millions)
At beginning of year	$111	$94
Provision for expected credit losses, net	7	24
Amounts written-off	(24)	(13)
Exchange difference	—	1
At end of year	$94	$106

(b)Other receivables and deferred rent
The carrying values of other receivables approximate their fair values at each balance sheet date, which also represent the Group’s maximum exposure to credit risk as at December 31, 2018 and 2019. The Group holds security deposits, bank guarantees and letters of credit for certain other receivables and deferred rent. Impairment charges of US$2 million and nil related to deferred rent were recorded for the years ended December 31, 2018 and 2019, respectively, and included in “Other expenses, gains and losses” in the consolidated income statement. Amounts are charged to the provision account and generally written off when the recoverability is remote.